UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2011
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            May 10, 2011

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       61
Form 13F Information Table Value Total:       308318
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                        COM            002824100      16    320SH     SOLE         320
AFFILIATED MANAGERS GROUP          COM            008252108      21    190SH     SOLE         190
AFLAC INC                          COM            001055102      14    270SH     SOLE         270
ALLIANCEBERNSTEIN HOLDING LP       SBI            01881G106      18    840SH     SOLE         840
APACHE CORP                        COM            037411105   16404 125300SH     SOLE      125300
APPLIED MATLS INC                  COM            038222105      12    750SH     SOLE         750
ARTIO GLOBAL INVS INC              COM CL A       04315B107      21   1300SH     SOLE        1300
BEST BUY INC                       COM            086516101       9    310SH     SOLE         310
BARRETT BILL CORP                  COM            06846N104   16647 417126SH     SOLE      417126
BLACKROCK INC                      COM            09247X101      36    180SH     SOLE         180
BLACKSTONE GROUP L P               COM UNITS      09253U108      24   1340SH     SOLE        1340
CANADIAN NAT RES LTD               COM            136385101   16180 328300SH     SOLE      328300
CHESAPEAKE ENERGY CORP             COM            165167107   15550 463900SH     SOLE      463900
CHEVRON CORP                       COM            166764100   15964 148600SH     SOLE      148600
CONOCOPHILLIPS                     COM            20825C104   16059 201090SH     SOLE      201090
DEVON ENERGY CORP                  COM            25179M103   15490 168790SH     SOLE      168790
FEDERATED INVS INC                 COM CL B       314211103      20    730SH     SOLE         730
FOREST OIL CORP                    COM            346091705    8292 219200SH     SOLE      219200
FORTRESS INVESTMENT GROUP          COM CL A       34958B106      19   3320SH     SOLE        3320
FRANKLIN RES                       COM            354613101      23    180SH     SOLE         180
GENERAL DYNAMICS CORP              COM            369550108      28    370SH     SOLE         370
HALLIBURTON CO                     COM            406216101   17044 341970SH     SOLE      341970
HELIX ENERGY SOLUTIONS             COM            42330P107   11525 670030SH     SOLE      670030
HESS CORP                          COM            42809H107   16436 192890SH     SOLE      192890
ILLINOIS TOOL WKS                  COM            452308109      15    280SH     SOLE         280
ITRON INC                          COM            465741106     173   3070SH     SOLE        3070
JA SOLAR HOLDINGS CO LTD           ADR            466090107    8582  1E+06SH     SOLE       1E+06
JANUS CAP GROUP INC                COM            47102X105      29   2320SH     SOLE        2320
JOHNSON & JOHNSON                  COM            478160104      14    240SH     SOLE         240
L-3 COMMUNICATIONS HLDGS INC       COM            502424104      28    360SH     SOLE         360
LDK SOLAR CO LTD                   ADR            50183L107     151  12350SH     SOLE       12350
MARATHON OIL CORP                  COM            565849106   16399 307620SH     SOLE      307620
MATTEL INC                         COM            577081102      15    590SH     SOLE         590
MEMC ELECTR MATLS INC              COM            552715104     147  11380SH     SOLE       11380
MICROSOFT CORP                     COM            594918104      14    540SH     SOLE         540
NETEASE COM INC                    ADR            64110W102      13    260SH     SOLE         260
NEWFIELD EXPL CO                   COM            651290108   16038 211000SH     SOLE      211000
NEXEN INC                          COM            65334H102   14974 602660SH     SOLE      602660
NOBLE ENERGY INC                   COM            655044105   16076 166335SH     SOLE      166335
OCH ZIFF CAP MGMT GROUP            COM CL A       67551U105      20   1220SH     SOLE        1220
ORMAT TECHNOLOGIES INC             COM            686688102     151   5970SH     SOLE        5970
PATTERSON UTI ENERGY INC           COM            703481101   11302 384540SH     SOLE      384540
PEPSICO INC                        COM            713448108      25    390SH     SOLE         390
POWER ONE INC                      COM            73930R102     150  17140SH     SOLE       17140
PROCTER & GAMBLE CO                COM            742718109      15    240SH     SOLE         240
RAYMOND JAMES FINANCIAL INC        COM            754730109      22    580SH     SOLE         580
RENESOLA LTD                       ADS            75971T103     182  17260SH     SOLE       17260
REYNOLDS AMERICAN INC              COM            761713106      28    790SH     SOLE         790
SOHU COM INC                       COM            83408W103      31    350SH     SOLE         350
STATE STR CORP                     COM            857477103      18    410SH     SOLE         410
STR HLDGS INC                      COM            78478V100     164   8570SH     SOLE        8570
SUNCOR ENERGY INC                  COM            867224107   15638 349855SH     SOLE      349855
SUNPOWER CORP                      COM CL B       867652307     143   8590SH     SOLE        8590
SUNTECH PWR HLDGS CO LTD           ADR            86800C104     165  16770SH     SOLE       16770
TRINA SOLAR LIMITED                ADR            89628E104    8957 297370SH     SOLE      297370
UNIT CORP                          COM            909218109   16237 262094SH     SOLE      262094
V F CORP                           COM            918204108      29    290SH     SOLE         290
VALERO ENERGY CORP                 COM            91913Y100   16299 546575SH     SOLE      546575
WADDELL & REED FINL INC            COM CL A       930059100      52   1270SH     SOLE        1270
WAL MART STORES INC                COM            931142103      15    280SH     SOLE         280
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103     155  11990SH     SOLE       11990

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